CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 28,647,190	$ 1,641,721
Marketable securities	736,960	160,500
Other assets	677,905	281,517
CURRENT ASSETS	30,062,055	2,083,738
Exploration and evaluation assets	53,748,013	48,375,025
ASSETS	83,810,068	50,458,763
LIABILITIES
Accounts payable and accrued liabilities	1,181,866	372,790
Flow-through premium liability	1,408	89,775
CURRENT LIABILITIES	1,183,274	462,565
SHAREHOLDERS' EQUITY
Share capital	150,897,421	116,908,713
Contributed surplus	34,617,746	33,942,501
Deficit	(102,888,373)	(100,855,016)
SHAREHOLDERS' EQUITY	82,626,794	49,996,198
LIABILITIES AND SHAREHOLDERS' EQUITY	$ 83,810,068	$ 50,458,763